MAY 11, 2018

SUPPLEMENT TO

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor Global Small Cap ETF

Hartford Multifactor Low Volatility International Equity ETF

Hartford Multifactor Low Volatility US Equity ETF

Hartford Multifactor REIT ETF

Hartford Multifactor US Equity ETF

(each, a “Fund” and, collectively, the “Funds”)

SERIES OF LATTICE STRATEGIES TRUST

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 26, 2018, AS SUPPLEMENTED FEBRUARY 15, 2018

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Effective as of May 15, 2018, the following changes are being made to the above-referenced Statement of Additional Information:

(1)	Effective as of May 15, 2018, Laura S. Quade will no longer serve as Treasurer of Lattice Strategies Trust (the “Trust”). Ms. Quade will remain as a Vice President of the Trust. Effective as of the same date, Amy N. Furlong will be appointed as Treasurer and Vice President of the Trust. Accordingly, the “Officers and Interested Trustees” table in the section entitled “Fund Management” in the Funds’ Statement of Additional Information is revised to delete the title of Treasurer with respect to Ms. Quade and add the following information with respect to Ms. Furlong:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE TRUST	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
AMY N. FURLONG (1979)	Vice President and Treasurer	Since May 2018	Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

(2)	The section entitled “Taxes – Federal Tax Status of the Funds” in the Funds’ Statement of Additional Information is revised to delete the capital loss carryforwards table in its entirety and replace it with the following:

FUND	AMOUNT (IN THOUSANDS)	YEAR OF EXPIRATION
Hartford Multifactor Developed Markets (ex-US) ETF	$3,713	Indefinite
Hartford Multifactor Emerging Markets ETF	$3,606	Indefinite
Hartford Multifactor Global Small Cap ETF	$634	Indefinite
Hartford Multifactor Low Volatility US Equity ETF	$58	Indefinite
Hartford Multifactor Low Volatility International Equity ETF	$39	Indefinite
Hartford Multifactor REIT ETF	$90	Indefinite
Hartford Multifactor US Equity ETF	$1,913	Indefinite

(3)	In the section entitled “General Information – Additional Index Information” in the Funds’ Statement of Additional Information, the descriptions of the indices used by Hartford Multifactor Emerging Markets ETF and Hartford Multifactor US Equity ETF, respectively, are revised as follows:

1.	Hartford Risk-Optimized Multifactor Emerging Markets Index

The third sentence of the second paragraph is deleted in its entirety and replaced with the following:

The Index’s components are risk- and factor-adjusted twice annually, with a reconstitution and rebalance occurring in March and a rebalance in September.

2.	Hartford Risk-Optimized Multifactor US Equity Index

The third sentence of the first paragraph is deleted in its entirety and replaced with the following:

The Index’s components are risk- and factor-adjusted twice annually, with reconstitution and rebalance occurring in March and September.

This Supplement should be retained with your Statement of Additional Information for future reference.

May 2018